Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 4.9%
32,053	(1)	Altice USA, Inc.	$ 1,042,684	0.1
759		Cable One, Inc.	1,387,725	0.1
22,168	(1),(2)	Discovery Communications, Inc. - Class A	963,421	0.1
44,086	(1)	Discovery Communications, Inc. - Class C	1,626,333	0.1
34,910	(1),(2)	Dish Network Corp. - Class A	1,263,742	0.1
47,470		Fox Corp. - Class A	1,714,142	0.1
22,446		Fox Corp. - Class B	784,039	0.1
10,657	(1)	IAC/InterActiveCorp	2,305,216	0.2
55,198		Interpublic Group of Cos., Inc.	1,611,782	0.1
6,165		John Wiley & Sons, Inc.	334,143	0.0
3,573	(1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	136,560	0.0
28,156	(1),(2)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,218,873	0.1
11,856	(1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	522,613	0.0
24,645	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	1,087,091	0.1
3,535	(1),(2)	Liberty Broadband Corp. - Series A	513,105	0.0
22,710	(1)	Liberty Broadband Corp. - Series C	3,409,907	0.2
8,484	(1),(2)	Lions Gate Entertainment Corp. - Class A	126,836	0.0
16,519	(1)	Lions Gate Entertainment Corp. - Class B	213,095	0.0
20,151	(1),(2)	Live Nation Entertainment, Inc.	1,705,782	0.1
155,454		Lumen Technologies, Inc.	2,075,311	0.1
2,679	(1)	Madison Square Garden Sports Corp.	480,773	0.0
2,659	(1)	Madison Square Garden Entertainment Corp.	217,506	0.0
31,822	(1),(2)	Match Group, Inc.	4,371,706	0.3
23,128		New York Times Co.	1,170,739	0.1
55,118		News Corp - Class A	1,401,651	0.1
17,327		News Corp - Class B	406,492	0.0
6,047		Nexstar Media Group, Inc.	849,180	0.1
30,215		Omnicom Group	2,240,442	0.2
57,092	(1)	Pinterest, Inc.	4,226,521	0.3
10,825	(1)	Playtika Holding Corp.	294,548	0.0
15,481	(1)	Roku, Inc.	5,043,245	0.3
158,368	(2)	Sirius XM Holdings, Inc.	964,461	0.1
19,052	(1)	Spotify Technology SA	5,104,983	0.4
16,200	(1)	Take-Two Interactive Software, Inc.	2,862,540	0.2
14,373		Telephone & Data Systems, Inc.	330,004	0.0
14,278	(1),(2)	TripAdvisor, Inc.	768,014	0.1
110,821	(1)	Twitter, Inc.	7,051,540	0.5
2,076	(1)	United States Cellular Corp.	75,733	0.0
1,539	(2)	ViacomCBS, Inc. - Class A	72,595	0.0
79,833		ViacomCBS, Inc. - Class B	3,600,468	0.2
6,559	(2)	World Wrestling Entertainment, Inc.	355,891	0.0
8,324	(1),(2)	Zillow Group, Inc. - Class A	1,093,607	0.1
20,574	(1),(2)	Zillow Group, Inc. - Class C	2,667,213	0.2
126,033	(1)	Zynga, Inc. - Class A	1,286,797	0.1
			70,979,049	4.9

		Consumer Discretionary: 12.0%
9,293		Advance Auto Parts, Inc.	1,705,173	0.1
38,071	(1)	Aptiv PLC	5,249,991	0.4
32,426		Aramark	1,225,054	0.1
8,144	(1)	Autonation, Inc.	759,184	0.1
3,234	(1)	Autozone, Inc.	4,541,506	0.3
32,438		Best Buy Co., Inc.	3,724,207	0.3
34,657		BorgWarner, Inc.	1,606,699	0.1
8,506	(1)	Bright Horizons Family Solutions, Inc.	1,458,354	0.1
11,204		Brunswick Corp.	1,068,525	0.1
9,233	(1)	Burlington Stores, Inc.	2,758,820	0.2
20,277	(1),(2)	Capri Holdings Ltd.	1,034,127	0.1
23,113	(1)	Carmax, Inc.	3,066,171	0.2
86,186	(2)	Carnival Corp.	2,287,376	0.2
6,120		Carter's, Inc.	544,252	0.0
7,936	(1)	Carvana Co.	2,082,406	0.1
18,509	(1),(2)	Chegg, Inc.	1,585,481	0.1
3,959	(1)	Chipotle Mexican Grill, Inc.	5,625,026	0.4
4,970		Choice Hotels International, Inc.	533,231	0.0
4,114	(2)	Columbia Sportswear Co.	434,562	0.0
18,480		Darden Restaurants, Inc.	2,624,160	0.2
8,810		Dick's Sporting Goods, Inc.	670,881	0.0
33,356	(1)	Dollar Tree, Inc.	3,817,928	0.3
5,536	(2)	Domino's Pizza, Inc.	2,036,085	0.1
46,978		D.R. Horton, Inc.	4,186,679	0.3
16,770	(1)	Etsy, Inc.	3,382,006	0.2
19,619		Expedia Group, Inc.	3,376,822	0.2
25,283		Extended Stay America, Inc.	499,339	0.0
7,756	(1)	Five Below, Inc.	1,479,767	0.1
13,330	(1)	Floor & Decor Holdings, Inc.	1,272,748	0.1
14,697		Foot Locker, Inc.	826,706	0.1
554,375	(1)	Ford Motor Co.	6,791,094	0.5
12,160	(1)	frontdoor, Inc.	653,600	0.0
25,929	(1)	Gap, Inc.	772,166	0.1
21,252		Garmin Ltd.	2,802,076	0.2
34,846		Gentex Corp.	1,242,957	0.1
19,964		Genuine Parts Co.	2,307,639	0.2
558		Graham Holdings Co.	313,842	0.0
6,625	(1)	Grand Canyon Education, Inc.	709,537	0.0
13,062	(1)	GrubHub, Inc.	783,720	0.1
26,118		H&R Block, Inc.	569,372	0.0
49,253		Hanesbrands, Inc.	968,807	0.1
21,726		Harley-Davidson, Inc.	871,213	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

18,072		Hasbro, Inc.	1,737,081	0.1
38,798		Hilton Worldwide Holdings, Inc.	4,691,454	0.3
4,994	(2)	Hyatt Hotels Corp.	413,004	0.0
22,356		Kohl's Corp.	1,332,641	0.1
32,582		L Brands, Inc.	2,015,523	0.1
8,511		Lear Corp.	1,542,619	0.1
18,753	(2)	Leggett & Platt, Inc.	856,074	0.1
38,458		Lennar Corp. - Class A	3,893,103	0.3
2,242		Lennar Corp. - Class B	184,606	0.0
10,755	(1),(2)	Leslie's, Inc.	263,390	0.0
43,026	(1)	LKQ Corp.	1,821,291	0.1
16,149	(1)	Lululemon Athletica, Inc.	4,953,060	0.3
48,827	(1)	Mattel, Inc.	972,634	0.1
66,878		MGM Resorts International	2,540,695	0.2
8,252	(1)	Mohawk Industries, Inc.	1,586,942	0.1
54,557		Newell Brands, Inc.	1,461,036	0.1
15,503	(2)	Nordstrom, Inc.	587,099	0.0
51,519	(1),(2)	Norwegian Cruise Line Holdings Ltd.	1,421,409	0.1
476	(1)	NVR, Inc.	2,242,403	0.2
7,777	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	676,599	0.0
9,969	(1)	O'Reilly Automotive, Inc.	5,056,775	0.3
36,111	(1)	Peloton Interactive, Inc.	4,060,321	0.3
4,548		Penske Auto Group, Inc.	364,932	0.0
7,476	(1),(2)	Petco Health & Wellness Co., Inc.	165,668	0.0
11,655	(1)	Planet Fitness, Inc.	900,931	0.1
8,253		Polaris, Inc.	1,101,776	0.1
5,508		Pool Corp.	1,901,582	0.1
37,998		Pulte Group, Inc.	1,992,615	0.1
9,976		PVH Corp.	1,054,463	0.1
54,083		Qurate Retail, Inc.	636,016	0.0
6,688		Ralph Lauren Corp.	823,694	0.1
28,047		Royal Caribbean Cruises Ltd.	2,401,104	0.2
23,956		Service Corp. International	1,222,954	0.1
10,907		Six Flags Entertainment Corp.	506,848	0.0
18,999	(1)	Skechers USA, Inc.	792,448	0.1
39,283		Tapestry, Inc.	1,618,852	0.1
26,850		Tempur Sealy International, Inc.	981,636	0.1
18,789	(1)	Terminix Global Holdings, Inc.	895,672	0.1
7,546	(2)	Thor Industries, Inc.	1,016,748	0.1
15,938		Toll Brothers, Inc.	904,163	0.1
16,423		Tractor Supply Co.	2,908,185	0.2
11,931		Travel + Leisure Co.	729,700	0.1
7,652	(1)	Ulta Beauty, Inc.	2,365,769	0.2
26,901	(1)	Under Armour, Inc. - Class A	596,126	0.0
28,131	(1),(2)	Under Armour, Inc. - Class C	519,298	0.0
5,675		Vail Resorts, Inc.	1,655,171	0.1
45,823		VF Corp.	3,662,174	0.3
14,630	(1),(2)	Vroom, Inc.	570,424	0.0
10,061	(1),(2)	Wayfair, Inc.	3,166,700	0.2
25,621		Wendy's Company	519,081	0.0
8,716		Whirlpool Corp.	1,920,571	0.1
10,914		Williams-Sonoma, Inc.	1,955,789	0.1
13,025		Wyndham Hotels & Resorts, Inc.	908,885	0.1
14,831		Wynn Resorts Ltd.	1,859,362	0.1
56,929		Yum China Holdings, Inc.	3,370,766	0.2
			174,549,151	12.0

		Consumer Staples: 3.7%
22,030	(2)	Albertsons Cos, Inc.	420,112	0.0
78,747		Archer-Daniels-Midland Co.	4,488,579	0.3
7,416	(1),(2)	Beyond Meat, Inc.	964,970	0.1
1,263	(1)	Boston Beer Co., Inc.	1,523,532	0.1
6,447		Brown-Forman Corp. - Class A	410,480	0.0
25,665		Brown-Forman Corp. - Class B	1,770,115	0.1
19,267		Bunge Ltd.	1,527,295	0.1
27,729	(2)	Campbell Soup Co.	1,393,937	0.1
5,229		Casey's General Stores, Inc.	1,130,457	0.1
35,303		Church & Dwight Co., Inc.	3,083,717	0.2
17,931		Clorox Co.	3,458,531	0.3
69,277		Conagra Brands, Inc.	2,604,815	0.2
41,173		Coty, Inc - Class A	370,969	0.0
9,629		Energizer Holdings, Inc.	456,992	0.0
27,683		Flowers Foods, Inc.	658,855	0.1
10,395	(1),(2)	Grocery Outlet Holding Corp.	383,472	0.0
12,095	(1)	Hain Celestial Group, Inc.	527,342	0.0
12,846	(1),(2)	Herbalife Nutrition Ltd.	569,849	0.1
20,967		Hershey Co.	3,316,141	0.2
39,660	(2)	Hormel Foods Corp.	1,894,955	0.1
9,534		Ingredion, Inc.	857,297	0.1
15,692	(2)	JM Smucker Co.	1,985,509	0.2
35,670		Kellogg Co.	2,257,911	0.2
107,703		Kroger Co.	3,876,231	0.3
20,731		Lamb Weston Holdings, Inc.	1,606,238	0.1
35,248		McCormick & Co., Inc.	3,142,712	0.2
25,279	(2)	Molson Coors Beverage Co.	1,293,021	0.1
7,207		Nu Skin Enterprises, Inc.	381,178	0.0
7,455	(1)	Pilgrim's Pride Corp.	177,354	0.0
8,546	(1)	Post Holdings, Inc.	903,483	0.1
7,000		Reynolds Consumer Products, Inc.	208,460	0.0
36		Seaboard Corp.	132,840	0.0
5,963		Spectrum Brands Holdings, Inc.	506,855	0.0
16,841	(1)	Sprouts Farmers Market, Inc.	448,307	0.0
8,029	(1)	TreeHouse Foods, Inc.	419,435	0.0
40,862		Tyson Foods, Inc.	3,036,047	0.2
31,209	(1)	US Foods Holding Corp.	1,189,687	0.1
			53,377,680	3.7

		Energy: 2.9%
40,976		Antero Midstream Corp.	370,013	0.0
53,638		APA Corp.	960,120	0.1
93,272		Baker Hughes Co.	2,015,608	0.1
55,695		Cabot Oil & Gas Corp.	1,045,952	0.1
32,876	(1)	Cheniere Energy, Inc.	2,367,401	0.2
14,265		Cimarex Energy Co.	847,198	0.1
10,683	(2)	Continental Resources, Inc.	276,369	0.0
83,737		Devon Energy Corp.	1,829,653	0.1
24,089		Diamondback Energy, Inc.	1,770,301	0.1
39,048		EQT Corp.	725,512	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

58,303		Equitrans Midstream Corp.	475,753	0.0
126,074		Halliburton Co.	2,705,548	0.2
14,927		Helmerich & Payne, Inc.	402,432	0.0
39,022		Hess Corp.	2,761,197	0.2
21,209		HollyFrontier Corp.	758,858	0.1
111,935		Marathon Oil Corp.	1,195,466	0.1
91,994		Marathon Petroleum Corp.	4,920,759	0.3
20,773		Murphy Oil Corp.	340,885	0.0
55,116		NOV, Inc.	756,192	0.1
119,297		Occidental Petroleum Corp.	3,175,686	0.2
62,973		Oneok, Inc.	3,190,212	0.2
28,684		Pioneer Natural Resources Co.	4,555,593	0.3
32,147		Targa Resources Corp.	1,020,667	0.1
172,834		Williams Cos., Inc.	4,094,437	0.3
			42,561,812	2.9

		Financials: 11.7%
6,396		Affiliated Managers Group, Inc.	953,196	0.1
76,663		AGNC Investment Corp.	1,284,872	0.1
1,950	(1)	Alleghany Corp.	1,221,265	0.1
53,080		Ally Financial, Inc.	2,399,747	0.2
10,123		American Financial Group, Inc.	1,155,034	0.1
1,056		American National Group, Inc.	113,911	0.0
16,769		Ameriprise Financial, Inc.	3,897,954	0.3
199,451		Annaly Capital Management, Inc.	1,715,279	0.1
24,235		Apollo Global Management, Inc.	1,139,287	0.1
55,871	(1)	Arch Capital Group Ltd.	2,143,770	0.1
13,933		Ares Management Corp.	780,666	0.1
27,132		Arthur J. Gallagher & Co.	3,385,260	0.2
21,654		Associated Banc-Corp.	462,096	0.0
8,340		Assurant, Inc.	1,182,362	0.1
11,148		Assured Guaranty Ltd.	471,337	0.0
16,176	(1)	Athene Holding Ltd.	815,270	0.1
11,852		Axis Capital Holdings Ltd.	587,504	0.0
5,632	(2)	Bank of Hawaii Corp.	504,008	0.0
17,345		Bank OZK	708,543	0.0
4,481		BOK Financial Corp.	400,243	0.0
12,517	(1)	Brighthouse Financial, Inc.	553,877	0.0
33,484		Brown & Brown, Inc.	1,530,554	0.1
16,873		Carlyle Group, Inc./The	620,251	0.0
15,315		Cboe Global Markets, Inc.	1,511,437	0.1
21,273		Cincinnati Financial Corp.	2,193,034	0.2
60,554		Citizens Financial Group, Inc.	2,673,459	0.2
4,009		CNA Financial Corp.	178,922	0.0
19,766		Comerica, Inc.	1,418,013	0.1
15,000		Commerce Bancshares, Inc.	1,149,150	0.1
1,330	(1),(2)	Credit Acceptance Corp.	479,106	0.0
7,952	(2)	Cullen/Frost Bankers, Inc.	864,860	0.1
43,551		Discover Financial Services	4,136,909	0.3
20,026		East West Bancorp, Inc.	1,477,919	0.1
57,013	(2)	Equitable Holdings, Inc.	1,859,764	0.1
3,570		Erie Indemnity Co.	788,649	0.1
5,609		Evercore, Inc.	738,930	0.0
5,595		Everest Re Group Ltd.	1,386,497	0.1
5,276		Factset Research Systems, Inc.	1,628,121	0.1
39,048		Fidelity National Financial, Inc.	1,587,692	0.1
101,067		Fifth Third Bancorp	3,784,959	0.3
15,410		First American Financial Corp.	872,976	0.1
895	(2)	First Citizens BancShares, Inc.	748,014	0.1
18,517		First Hawaiian, Inc.	506,810	0.0
77,511		First Horizon Corp.	1,310,711	0.1
24,544		First Republic Bank	4,092,712	0.3
46,068		FNB Corp.	585,064	0.0
39,272		Franklin Resources, Inc.	1,162,451	0.1
14,653		Globe Life, Inc.	1,415,919	0.1
5,926	(1)	GoHealth, Inc.	69,275	0.0
5,152		Hanover Insurance Group, Inc.	666,978	0.0
50,802		Hartford Financial Services Group, Inc.	3,393,066	0.2
143,507		Huntington Bancshares, Inc.	2,255,930	0.2
10,418		Interactive Brokers Group, Inc.	760,931	0.1
53,563		Invesco Ltd.	1,350,859	0.1
31,492		Jefferies Financial Group, Inc.	947,909	0.1
8,770		Kemper Corp.	699,144	0.0
138,041		Keycorp	2,758,059	0.2
77,230		KKR & Co., Inc.	3,772,685	0.3
14,409		Lazard Ltd.	626,936	0.0
4,727	(1),(2)	Lemonade, Inc.	440,226	0.0
1,552	(1),(2)	LendingTree, Inc.	330,576	0.0
27,361		Lincoln National Corp.	1,703,769	0.1
32,293		Loews Corp.	1,655,985	0.1
11,153		LPL Financial Holdings, Inc.	1,585,510	0.1
18,194		M&T Bank Corp.	2,758,392	0.2
1,920	(1)	Markel Corp.	2,188,070	0.1
5,240		MarketAxess Holdings, Inc.	2,609,101	0.2
3,901		Mercury General Corp.	237,220	0.0
48,252		MGIC Investment Corp.	668,290	0.0
3,072		Morningstar, Inc.	691,323	0.0
11,427		MSCI, Inc. - Class A	4,791,113	0.3
16,262	(2)	Nasdaq, Inc.	2,397,995	0.2
58,854		New Residential Investment Corp.	662,107	0.0
63,889		New York Community Bancorp., Inc.	806,279	0.1
27,296		Northern Trust Corp.	2,869,083	0.2
40,203		Old Republic International Corp.	878,034	0.1
10,433		OneMain Holdings, Inc.	560,461	0.0
16,575		PacWest Bancorp	632,336	0.0
60,078		People's United Financial, Inc.	1,075,396	0.1
10,493		Pinnacle Financial Partners, Inc.	930,309	0.1
11,782		Popular, Inc.	828,510	0.1
5,583		Primerica, Inc.	825,279	0.1
38,593		Principal Financial Group, Inc.	2,314,036	0.2
12,680		Prosperity Bancshares, Inc.	949,605	0.1
56,253		Prudential Financial, Inc.	5,124,648	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

17,441		Raymond James Financial, Inc.	2,137,569	0.1
136,525		Regions Financial Corp.	2,820,607	0.2
9,623		Reinsurance Group of America, Inc.	1,212,979	0.1
7,188		RenaissanceRe Holdings Ltd.	1,151,877	0.1
10,280		Santander Consumer USA Holdings, Inc.	278,177	0.0
16,012		SEI Investments Co.	975,611	0.1
7,986		Signature Bank	1,805,635	0.1
53,163		SLM Corp.	955,339	0.1
38,818	(2)	Starwood Property Trust, Inc.	960,357	0.1
50,035		State Street Corp.	4,203,440	0.3
27,455		Sterling Bancorp	632,014	0.0
7,304	(1)	SVB Financial Group	3,605,693	0.2
82,841		Synchrony Financial	3,368,315	0.2
20,770		Synovus Financial Corp.	950,228	0.1
32,160		T. Rowe Price Group, Inc.	5,518,656	0.4
21,430		TCF Financial Corp.	995,638	0.1
6,978		TFS Financial Corp.	142,142	0.0
11,890		Tradeweb Markets, Inc.	879,860	0.1
31,429		Umpqua Holdings Corp.	551,579	0.0
28,880		Unum Group	803,730	0.1
1,970	(1),(2)	Upstart Holdings, Inc.	253,854	0.0
9,047		Virtu Financial, Inc.	280,909	0.0
17,548	(2),(3)	Voya Financial, Inc.	1,116,755	0.1
12,714		Webster Financial Corp.	700,669	0.0
13,880		Western Alliance Bancorp.	1,310,827	0.1
431		White Mountains Insurance Group Ltd.	480,522	0.0
18,287		Willis Towers Watson PLC	4,185,529	0.3
7,996		Wintrust Financial Corp.	606,097	0.0
19,782		WR Berkley Corp.	1,490,574	0.1
22,936		Zions Bancorp NA	1,260,563	0.1
			170,029,534	11.7

		Health Care: 12.1%
8,158	(1)	10X Genomics, Inc.	1,476,598	0.1
6,290	(1)	Abiomed, Inc.	2,004,812	0.1
12,482	(1)	Acadia Healthcare Co., Inc.	713,221	0.1
15,811	(1),(2)	Acadia Pharmaceuticals, Inc.	407,924	0.0
7,300	(1)	Acceleron Pharma, Inc.	989,953	0.1
10,892	(1),(2)	Adaptive Biotechnologies Corp.	438,512	0.0
43,367		Agilent Technologies, Inc.	5,513,680	0.4
8,776	(1),(2)	Agios Pharmaceuticals, Inc.	453,193	0.0
30,235	(1)	Alexion Pharmaceuticals, Inc.	4,623,234	0.3
11,095	(1)	Align Technology, Inc.	6,008,275	0.4
22,550	(1)	Alkermes PLC	421,234	0.0
16,401	(1)	Alnylam Pharmaceuticals, Inc.	2,315,657	0.2
4,548	(1)	Amedisys, Inc.	1,204,265	0.1
8,076	(1),(2)	American Well Corp.	140,280	0.0
20,707		AmerisourceBergen Corp.	2,444,876	0.2
70,353	(1)	Avantor, Inc.	2,035,312	0.1
3,530	(1)	Berkeley Lights, Inc.	177,312	0.0
25,664	(1)	BioMarin Pharmaceutical, Inc.	1,937,889	0.1
2,999	(1)	Bio-Rad Laboratories, Inc.	1,712,939	0.1
5,428		Bio-Techne Corp.	2,073,116	0.1
9,448	(1),(2)	Bluebird Bio, Inc.	284,857	0.0
14,667		Bruker Corp.	942,795	0.1
41,568		Cardinal Health, Inc.	2,525,256	0.2
23,086	(1)	Catalent, Inc.	2,431,187	0.2
43,246		Cerner Corp.	3,108,522	0.2
5,982	(1),(2)	Certara, Inc.	163,309	0.0
34,429	(1)	Change Healthcare, Inc.	760,881	0.1
6,940	(1)	Charles River Laboratories International, Inc.	2,011,420	0.1
2,202		Chemed Corp.	1,012,524	0.1
6,920		Cooper Cos., Inc.	2,657,903	0.2
10,579	(1)	DaVita, Inc.	1,140,099	0.1
31,061		Dentsply Sirona, Inc.	1,982,002	0.1
64,567	(1)	Elanco Animal Health, Inc.	1,901,498	0.1
13,983		Encompass Health Corp.	1,145,208	0.1
22,666	(1)	Envista Holdings Corp.	924,773	0.1
21,121	(1)	Exact Sciences Corp.	2,783,325	0.2
43,664	(1)	Exelixis, Inc.	986,370	0.1
8,481	(1),(2)	Global Blood Therapeutics, Inc.	345,601	0.0
10,719	(1)	Globus Medical, Inc.	661,041	0.0
11,667	(1),(2)	Guardant Health, Inc.	1,780,968	0.1
7,117	(1)	Haemonetics Corp.	790,058	0.1
20,255	(1)	Henry Schein, Inc.	1,402,456	0.1
9,470		Hill-Rom Holdings, Inc.	1,046,246	0.1
36,437	(1)	Hologic, Inc.	2,710,184	0.2
27,710	(1)	Horizon Therapeutics Plc	2,550,428	0.2
2,779	(1),(2)	ICU Medical, Inc.	570,918	0.0
11,958	(1)	Idexx Laboratories, Inc.	5,851,169	0.4
26,030	(1)	Incyte Corp., Ltd.	2,115,458	0.1
9,320	(1)	Insulet Corp.	2,431,774	0.2
10,136	(1)	Integra LifeSciences Holdings Corp.	700,296	0.0
18,558	(1),(2)	Ionis Pharmaceuticals, Inc.	834,368	0.1
19,687	(1),(2)	Iovance Biotherapeutics, Inc.	623,290	0.0
27,025	(1)	IQVIA Holdings, Inc.	5,219,609	0.4
7,814	(1)	Jazz Pharmaceuticals PLC	1,284,387	0.1
13,781	(1)	Laboratory Corp. of America Holdings	3,514,568	0.2
9,542	(1),(2)	Maravai LifeSciences Holdings, Inc.	340,077	0.0
6,943	(1)	Masimo Corp.	1,594,529	0.1
22,635		McKesson Corp.	4,414,730	0.3
3,282	(1)	Mettler Toledo International, Inc.	3,792,975	0.3
40,578	(1)	Moderna, Inc.	5,313,689	0.4
8,350	(1)	Molina Healthcare, Inc.	1,951,896	0.1
24,758	(1),(2)	Nektar Therapeutics	495,160	0.0
13,145	(1),(2)	Neurocrine Biosciences, Inc.	1,278,351	0.1
14,312	(1)	Novocure Ltd.	1,891,760	0.1
12,803	(1),(2)	Oak Street Health, Inc.	694,819	0.0
4,682	(1),(2)	Penumbra, Inc.	1,266,856	0.1
15,814		PerkinElmer, Inc.	2,028,778	0.1
19,406		Perrigo Co. PLC	785,361	0.1
22,703	(1)	PPD, Inc.	859,082	0.1
8,970	(1)	PRA Health Sciences, Inc.	1,375,370	0.1
17,377		Premier, Inc.	588,211	0.0
31,950	(1),(2)	QIAGEN NV	1,555,646	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

18,996		Quest Diagnostics, Inc.	2,437,947	0.2
5,279	(1),(2)	Quidel Corp.	675,342	0.0
3,714	(1),(2)	Reata Pharmaceuticals, Inc.	370,286	0.0
7,706	(1)	Repligen Corp.	1,498,123	0.1
20,373		Resmed, Inc.	3,952,769	0.3
45,551	(2)	Royalty Pharma PLC	1,986,935	0.1
7,311	(1),(2)	Sage Therapeutics, Inc.	547,228	0.0
3,786	(1),(2)	Sana Biotechnology, Inc.	126,717	0.0
10,700	(1),(2)	Sarepta Therapeutics, Inc.	797,471	0.1
18,011	(1)	Seagen, Inc.	2,501,007	0.2
3,183	(1)	Signify Health, Inc.	93,135	0.0
11,203	(1)	Sotera Health Co.	279,627	0.0
11,944		STERIS Public Ltd. Co.	2,275,093	0.2
11,598	(1)	Syneos Health, Inc.	879,708	0.1
8,597	(1)	Tandem Diabetes Care, Inc.	758,685	0.1
15,294	(1)	Teladoc Health, Inc.	2,779,685	0.2
6,599		Teleflex, Inc.	2,741,621	0.2
6,164	(1)	United Therapeutics Corp.	1,031,052	0.1
10,462		Universal Health Services, Inc.	1,395,526	0.1
13,059	(1)	Varian Medical Systems, Inc.	2,305,305	0.2
19,222	(1)	Veeva Systems, Inc.	5,021,555	0.3
171,485	(1)	Viatris, Inc.	2,395,645	0.2
8,694	(1)	Waters Corp.	2,470,574	0.2
10,429		West Pharmaceutical Services, Inc.	2,938,684	0.2
29,446		Zimmer Biomet Holdings, Inc.	4,713,716	0.3
			175,487,756	12.1

		Industrials: 15.7%
5,076		Acuity Brands, Inc.	837,540	0.1
22,035		ADT, Inc.	185,975	0.0
20,039	(1)	AECOM	1,284,700	0.1
8,775		AGCO Corp.	1,260,529	0.1
15,127		Air Lease Corp.	741,223	0.1
17,138		Alaska Air Group, Inc.	1,186,121	0.1
13,090		Allegion Public Ltd.	1,644,366	0.1
16,003		Allison Transmission Holdings, Inc.	653,402	0.0
1,267		AMERCO	776,164	0.1
87,762	(2)	American Airlines Group, Inc.	2,097,512	0.1
32,579		Ametek, Inc.	4,161,316	0.3
18,852		AO Smith Corp.	1,274,584	0.1
6,808		Armstrong World Industries, Inc.	613,333	0.0
17,439	(1)	Array Technologies, Inc.	520,031	0.0
8,887	(1)	Axon Enterprise, Inc.	1,265,687	0.1
13,018	(1)	AZEK Co., Inc./The	547,407	0.0
19,216		Booz Allen Hamilton Holding Corp.	1,547,464	0.1
13,513		BWX Technologies, Inc.	891,047	0.1
3,527	(1)	CACI International, Inc.	869,970	0.1
7,461		Carlisle Cos., Inc.	1,227,931	0.1
123,431		Carrier Global Corp.	5,211,257	0.4
18,831		CH Robinson Worldwide, Inc.	1,797,042	0.1
12,545		Cintas Corp.	4,281,734	0.3
7,310	(1)	Clean Harbors, Inc.	614,479	0.0
15,737	(1),(2)	Colfax Corp.	689,438	0.0
4,478		Copa Holdings S.A.- Class A	361,778	0.0
29,163	(1)	Copart, Inc.	3,167,393	0.2
10,361		CoreLogic, Inc.	821,109	0.1
5,541	(1)	CoStar Group, Inc.	4,554,092	0.3
6,912		Crane Co.	649,106	0.0
20,954		Cummins, Inc.	5,429,391	0.4
5,895		Curtiss-Wright Corp.	699,147	0.0
90,613		Delta Air Lines, Inc.	4,374,796	0.3
18,034		Donaldson Co., Inc.	1,048,857	0.1
20,420		Dover Corp.	2,800,195	0.2
5,216	(1)	Driven Brands Holdings, Inc.	132,591	0.0
19,746	(1),(2)	Dun & Bradstreet Holdings, Inc.	470,152	0.0
17,191		Equifax, Inc.	3,113,806	0.2
23,988		Expeditors International Washington, Inc.	2,583,268	0.2
81,382		Fastenal Co.	4,091,887	0.3
18,478		Flowserve Corp.	717,131	0.0
42,279		Fortive Corp.	2,986,589	0.2
19,566		Fortune Brands Home & Security, Inc.	1,874,814	0.1
4,986	(1)	FTI Consulting, Inc.	698,588	0.0
9,525	(1)	Gates Industrial Corp. PLC	152,305	0.0
8,681	(1)	Generac Holdings, Inc.	2,842,593	0.2
23,459		Graco, Inc.	1,680,134	0.1
24,112		GrafTech International Ltd.	294,890	0.0
11,048		Heico Corp. - Class A - HEI.A	1,255,053	0.1
6,346		Heico Corp. - HEI	798,327	0.1
11,840	(2)	Hexcel Corp.	663,040	0.0
56,079		Howmet Aerospace, Inc.	1,801,818	0.1
7,675		Hubbell, Inc.	1,434,381	0.1
5,622		Huntington Ingalls Industries, Inc.	1,157,289	0.1
19,074	(1)	IAA, Inc.	1,051,740	0.1
10,703		IDEX Corp.	2,240,352	0.2
56,422		IHS Markit Ltd.	5,460,521	0.4
49,237	(1)	Ingersoll Rand, Inc.	2,422,953	0.2
12,277		ITT, Inc.	1,116,102	0.1
18,385		Jacobs Engineering Group, Inc.	2,376,629	0.2
11,914		JB Hunt Transport Services, Inc.	2,002,386	0.1
44,103	(1)	JetBlue Airways Corp.	897,055	0.1
103,359		Johnson Controls International plc	6,167,432	0.4
12,882		Kansas City Southern	3,399,817	0.2
8,512	(1)	Kirby Corp.	513,103	0.0
17,755		Knight-Swift Transportation Holdings, Inc.	853,838	0.1
5,418		Landstar System, Inc.	894,295	0.1
19,117		Leidos Holdings, Inc.	1,840,585	0.1
4,912		Lennox International, Inc.	1,530,530	0.1
8,106		Lincoln Electric Holdings, Inc.	996,552	0.1
35,791	(1),(2)	Lyft, Inc.	2,261,275	0.2
10,492		Macquarie Infrastructure Co. LLC	333,750	0.0
8,225		Manpowergroup, Inc.	813,452	0.1
36,406		Masco Corp.	2,180,719	0.2
7,802	(1)	Mercury Systems, Inc.	551,211	0.0
7,824	(1)	Middleby Corp.	1,296,828	0.1
5,169	(2)	MSA Safety, Inc.	775,453	0.1
6,382	(2)	MSC Industrial Direct Co.	575,593	0.0
50,618		Nielsen Holdings PLC	1,273,043	0.1
8,160		Nordson Corp.	1,621,229	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

22,200		nVent Electric PLC	619,602	0.0
13,862		Old Dominion Freight Line	3,332,563	0.2
9,620		Oshkosh Corp.	1,141,509	0.1
58,009		Otis Worldwide Corp.	3,970,716	0.3
15,187		Owens Corning, Inc.	1,398,571	0.1
48,215		Paccar, Inc.	4,480,138	0.3
18,198		Parker Hannifin Corp.	5,740,195	0.4
23,447		Pentair PLC	1,461,217	0.1
19,424		Quanta Services, Inc.	1,708,924	0.1
5,751		Regal Beloit Corp.	820,553	0.1
29,833		Republic Services, Inc.	2,963,909	0.2
15,655		Robert Half International, Inc.	1,222,186	0.1
16,477		Rockwell Automation, Inc.	4,373,655	0.3
31,591		Rollins, Inc.	1,087,362	0.1
7,487		Ryder System, Inc.	566,392	0.0
8,425		Schneider National, Inc.	210,372	0.0
8,241		Science Applications International Corp.	688,865	0.0
21,920	(1)	Sensata Technologies Holding PLC	1,270,264	0.1
12,624	(1)	Shoals Technologies Group, Inc.	439,063	0.0
7,643		Snap-On, Inc.	1,763,546	0.1
83,768		Southwest Airlines Co.	5,114,874	0.4
14,891		Spirit Aerosystems Holdings, Inc.	724,447	0.1
21,916		Stanley Black & Decker, Inc.	4,375,968	0.3
12,977	(1)	Stericycle, Inc.	876,077	0.1
5,151	(1)	Teledyne Technologies, Inc.	2,130,711	0.1
32,350		Textron, Inc.	1,814,188	0.1
8,996		Timken Co.	730,205	0.1
15,185		Toro Co.	1,566,181	0.1
33,955		Trane Technologies PLC	5,621,590	0.4
7,508	(1)	TransDigm Group, Inc.	4,414,103	0.3
26,997		TransUnion	2,429,730	0.2
16,430	(1),(2)	Trex Co., Inc.	1,504,002	0.1
12,564	(2)	Trinity Industries, Inc.	357,948	0.0
44,268	(1),(2)	United Airlines Holdings, Inc.	2,547,181	0.2
10,231	(1)	United Rentals, Inc.	3,369,171	0.2
23,829	(1)	Univar Solutions, Inc.	513,277	0.0
2,976		Valmont Industries, Inc.	707,306	0.0
22,540		Verisk Analytics, Inc.	3,982,593	0.3
33,727		Vertiv Holdings Co.	674,540	0.0
9,567	(1),(2)	Virgin Galactic Holdings, Inc.	293,037	0.0
4,628	(2)	Watsco, Inc.	1,206,751	0.1
25,713		Westinghouse Air Brake Technologies Corp.	2,035,441	0.1
7,950		Woodward, Inc.	959,008	0.1
6,214		WW Grainger, Inc.	2,491,379	0.2
12,901	(1)	XPO Logistics, Inc.	1,590,693	0.1
25,416		Xylem, Inc.	2,673,255	0.2
			228,244,473	15.7

		Information Technology: 18.7%
9,868	(1),(2)	2U, Inc.	377,254	0.0
22,721	(1)	Akamai Technologies, Inc.	2,315,270	0.2
6,632	(1)	Allegro MicroSystems, Inc.	168,121	0.0
6,646		Alliance Data Systems Corp.	744,950	0.1
7,679	(1),(2)	Alteryx, Inc.	637,050	0.0
18,357		Amdocs Ltd.	1,287,744	0.1
82,979		Amphenol Corp.	5,474,125	0.4
19,006	(1)	Anaplan, Inc.	1,023,473	0.1
12,176	(1)	ANSYS, Inc.	4,134,483	0.3
8,340	(1)	Arista Networks, Inc.	2,517,763	0.2
10,504	(1)	Arrow Electronics, Inc.	1,164,053	0.1
9,603	(1)	Aspen Technology, Inc.	1,386,001	0.1
11,715	(1)	Avalara, Inc.	1,563,132	0.1
14,005		Avnet, Inc.	581,348	0.0
6,175	(1),(2)	BigCommerce Holdings, Inc.	356,915	0.0
10,452	(1)	Bill.com Holdings, Inc.	1,520,766	0.1
21,495	(1)	Black Knight, Inc.	1,590,415	0.1
16,260		Broadridge Financial Solutions, Inc. ADR	2,489,406	0.2
2,210	(1),(2)	C3.ai, Inc.	145,661	0.0
39,187	(1)	Cadence Design Systems, Inc.	5,368,227	0.4
17,302		CDK Global, Inc.	935,346	0.1
20,160		CDW Corp.	3,341,520	0.2
16,468	(1)	Ceridian HCM Holding, Inc.	1,387,758	0.1
21,713	(1)	Ciena Corp.	1,188,135	0.1
8,251	(1)	Cirrus Logic, Inc.	699,602	0.0
17,514		Citrix Systems, Inc.	2,458,265	0.2
16,516	(1)	Cloudflare, Inc.	1,160,414	0.1
23,805		Cognex Corp.	1,975,577	0.1
3,447	(1)	Coherent, Inc.	871,712	0.1
27,998	(1)	CommScope Holding Co., Inc.	430,049	0.0
5,899	(1)	Concentrix Corp.	883,198	0.1
106,572		Corning, Inc.	4,636,948	0.3
9,894	(1)	Coupa Software, Inc.	2,517,825	0.2
15,684	(1)	Cree, Inc.	1,695,911	0.1
22,010	(1)	Crowdstrike Holdings, Inc.	4,017,045	0.3
21,663	(1)	Datadog, Inc.	1,805,394	0.1
3,407	(1)	Datto Holding Corp.	78,054	0.0
25,763	(1)	DocuSign, Inc.	5,215,719	0.4
9,004		Dolby Laboratories, Inc.	888,875	0.1
34,867	(1),(2)	Dropbox, Inc.	929,554	0.1
10,297	(1),(2)	Duck Creek Technologies, Inc.	464,807	0.0
36,021		DXC Technology Co.	1,126,016	0.1
25,988	(1)	Dynatrace, Inc.	1,253,661	0.1
6,869	(1)	EchoStar Corp.	164,856	0.0
9,380	(1)	Elastic NV	1,043,056	0.1
15,010	(1)	Enphase Energy, Inc.	2,434,022	0.2
19,033		Entegris, Inc.	2,127,889	0.1
7,552	(1)	EPAM Systems, Inc.	2,995,803	0.2
7,140	(1)	Euronet Worldwide, Inc.	987,462	0.1
4,986	(1),(2)	Everbridge, Inc.	604,203	0.0
8,710	(1)	F5 Networks, Inc.	1,817,080	0.1
3,976	(1)	Fair Isaac Corp.	1,932,535	0.1
11,202	(1),(2)	Fastly, Inc.	753,671	0.1
31,694	(1)	FireEye, Inc.	620,252	0.0
13,043	(1),(2)	First Solar, Inc.	1,138,654	0.1
8,768	(1)	Five9, Inc.	1,370,701	0.1
11,719	(1)	FleetCor Technologies, Inc.	3,148,075	0.2
18,528		Flir Systems, Inc.	1,046,276	0.1
18,894	(1)	Fortinet, Inc.	3,484,431	0.2
12,295	(1)	Gartner, Inc.	2,244,452	0.2
26,651		Genpact Ltd.	1,141,196	0.1
5,472	(1)	Globant SA	1,136,042	0.1
23,898	(1)	GoDaddy, Inc.	1,854,963	0.1
11,928	(1)	Guidewire Software, Inc.	1,212,243	0.1
183,318		Hewlett Packard Enterprise Co.	2,885,425	0.2
183,510		HP, Inc.	5,826,443	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

5,880	(1)	HubSpot, Inc.	2,670,755	0.2
6,792	(1)	Inphi Corp.	1,211,761	0.1
5,032	(1)	IPG Photonics Corp.	1,061,450	0.1
20,881		Jabil, Inc.	1,089,153	0.1
10,831		Jack Henry & Associates, Inc.	1,643,279	0.1
5,908	(1)	Jamf Holding Corp.	208,671	0.0
1,908	(1),(2)	JFrog Ltd.	84,658	0.0
46,703		Juniper Networks, Inc.	1,182,987	0.1
26,585	(1)	Keysight Technologies, Inc.	3,812,289	0.3
22,066		KLA Corp.	7,290,606	0.5
3,345		Littelfuse, Inc.	884,552	0.1
10,689	(1)	Lumentum Holdings, Inc.	976,440	0.1
8,985	(1)	Manhattan Associates, Inc.	1,054,659	0.1
94,693		Marvell Technology Group Ltd.	4,638,063	0.3
37,735		Maxim Integrated Products	3,447,847	0.2
5,089		McAfee Corp.	115,724	0.0
12,455	(1),(2)	Medallia, Inc.	347,370	0.0
35,508		Microchip Technology, Inc.	5,511,552	0.4
7,755		MKS Instruments, Inc.	1,437,932	0.1
7,409	(1),(2)	MongoDB, Inc.	1,981,389	0.1
6,220		Monolithic Power Systems, Inc.	2,196,966	0.2
24,173		Motorola Solutions, Inc.	4,545,733	0.3
18,304		National Instruments Corp.	790,458	0.1
6,543	(1),(2)	nCino, Inc.	436,549	0.0
18,163	(1)	NCR Corp.	689,286	0.0
31,456		NetApp, Inc.	2,285,908	0.2
7,405	(1)	New Relic, Inc.	455,259	0.0
76,816		NortonLifeLock, Inc.	1,633,108	0.1
40,174	(1)	Nuance Communications, Inc.	1,753,193	0.1
26,798	(1)	Nutanix, Inc.	711,755	0.0
16,515	(1)	Okta, Inc.	3,640,401	0.2
57,647	(1)	ON Semiconductor Corp.	2,398,692	0.2
9,926	(1),(2)	PagerDuty, Inc.	399,323	0.0
13,497	(1)	Palo Alto Networks, Inc.	4,346,844	0.3
45,613		Paychex, Inc.	4,470,986	0.3
6,902	(1)	Paycom Software, Inc.	2,554,154	0.2
5,433	(1)	Paylocity Holding Corp.	977,016	0.1
5,633		Pegasystems, Inc.	644,077	0.0
17,374	(1)	Pluralsight, Inc.	388,135	0.0
8,044	(1)	Proofpoint, Inc.	1,011,855	0.1
14,823	(1)	PTC, Inc.	2,040,386	0.1
34,511	(1)	Pure Storage, Inc. - Class A	743,367	0.1
16,211	(1)	Qorvo, Inc.	2,961,750	0.2
12,478	(1),(2)	RealPage, Inc.	1,088,082	0.1
11,186	(1)	RingCentral, Inc.	3,332,086	0.2
45,116	(2)	Sabre Corp.	668,168	0.0
23,428		Skyworks Solutions, Inc.	4,298,569	0.3
70,398	(1)	Slack Technologies, Inc.	2,860,271	0.2
15,951	(1)	Smartsheet, Inc.	1,019,588	0.1
6,941	(1)	SolarEdge Technologies, Inc.	1,995,121	0.1
6,652	(1),(2)	SolarWinds Corp.	116,011	0.0
23,008	(1)	Splunk, Inc.	3,117,124	0.2
31,925		SS&C Technologies Holdings, Inc.	2,230,600	0.2
28,651	(1)	StoneCo Ltd.	1,754,014	0.1
12,541	(2)	Switch, Inc.	203,917	0.0
5,934		SYNNEX Corp.	681,461	0.0
21,495	(1)	Synopsys, Inc.	5,326,031	0.4
15,388	(1),(2)	Teradata Corp.	593,054	0.0
23,504		Teradyne, Inc.	2,859,967	0.2
5,873	(1)	Trade Desk, Inc./The	3,827,199	0.3
35,434	(1)	Trimble, Inc.	2,756,411	0.2
20,434	(1)	Twilio, Inc.	6,963,090	0.5
5,634	(1)	Tyler Technologies, Inc.	2,391,802	0.2
1,201		Ubiquiti, Inc.	358,258	0.0
4,123	(1),(2)	Unity Software, Inc.	413,578	0.0
6,098		Universal Display Corp.	1,443,823	0.1
14,350	(1)	VeriSign, Inc.	2,852,206	0.2
8,337	(1),(2)	Viasat, Inc.	400,760	0.0
21,688	(1)	Vontier Corp.	656,496	0.0
43,277		Western Digital Corp.	2,888,740	0.2
58,255		Western Union Co.	1,436,568	0.1
6,256	(1)	WEX, Inc.	1,308,880	0.1
24,077		Xerox Holdings Corp.	584,349	0.0
34,720		Xilinx, Inc.	4,301,808	0.3
7,457	(1)	Zebra Technologies Corp.	3,617,987	0.2
16,402	(1)	Zendesk, Inc.	2,175,233	0.1
10,265	(1)	Zscaler, Inc.	1,762,193	0.1
			271,787,055	18.7

		Materials: 5.8%
16,449		Albemarle Corp.	2,403,363	0.2
223,952		Amcor PLC	2,615,759	0.2
9,124		Aptargroup, Inc.	1,292,597	0.1
2,639		Ardagh Group SA	67,057	0.0
7,858		Ashland Global Holdings, Inc.	697,555	0.1
11,825		Avery Dennison Corp.	2,171,661	0.2
29,919	(1)	Axalta Coating Systems Ltd.	885,004	0.1
45,346		Ball Corp.	3,842,620	0.3
18,977	(1)	Berry Global Group, Inc.	1,165,188	0.1
7,957		Cabot Corp.	417,265	0.0
16,165		Celanese Corp. - Series A	2,421,679	0.2
30,333		CF Industries Holdings, Inc.	1,376,512	0.1
23,334	(2)	Chemours Co.	651,252	0.0
106,625		Corteva, Inc.	4,970,858	0.3
18,419		Crown Holdings, Inc.	1,787,380	0.1
5,862		Eagle Materials, Inc.	787,911	0.1
19,269		Eastman Chemical Co.	2,121,902	0.1
31,005		Element Solutions, Inc.	567,081	0.0
18,399		FMC Corp.	2,035,113	0.1
206,085	(1)	Freeport-McMoRan, Inc.	6,786,379	0.5
37,845		Graphic Packaging Holding Co.	687,265	0.1
28,448		Huntsman Corp.	820,156	0.1
35,401		International Flavors & Fragrances, Inc.	4,942,334	0.3
55,880		International Paper Co.	3,021,432	0.2
36,449		LyondellBasell Industries NV - Class A	3,792,518	0.3
8,831		Martin Marietta Materials, Inc.	2,965,626	0.2
49,066		Mosaic Co.	1,550,976	0.1
983		NewMarket Corp.	373,697	0.0
42,821		Nucor Corp.	3,437,242	0.2
20,252		Olin Corp.	768,968	0.1
13,308		Packaging Corp. of America	1,789,660	0.1
33,534		PPG Industries, Inc.	5,038,819	0.3
9,009		Reliance Steel & Aluminum Co.	1,371,981	0.1
9,312		Royal Gold, Inc.	1,002,157	0.1
18,162		RPM International, Inc.	1,668,180	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

5,756		Scotts Miracle-Gro Co.	1,410,047	0.1
22,078		Sealed Air Corp.	1,011,614	0.1
11,236		Silgan Holdings, Inc.	472,249	0.0
14,228		Sonoco Products Co.	900,632	0.1
28,477		Steel Dynamics, Inc.	1,445,493	0.1
25,808		Valvoline, Inc.	672,815	0.0
18,781		Vulcan Materials Co.	3,169,294	0.2
4,844		Westlake Chemical Corp.	430,099	0.0
37,047		WestRock Co.	1,928,296	0.1
8,030		WR Grace & Co.	480,676	0.0
			84,216,362	5.8

		Real Estate: 7.1%
19,276		Alexandria Real Estate Equities, Inc.	3,167,047	0.2
19,444		American Campus Communities, Inc.	839,398	0.1
38,754		American Homes 4 Rent	1,292,058	0.1
33,737		Americold Realty Trust	1,297,862	0.1
21,030		Apartment Income REIT Corp.	899,243	0.1
21,153		Apartment Investment and Management Co.	129,879	0.0
29,950		Apple Hospitality REIT, Inc.	436,372	0.0
20,001		AvalonBay Communities, Inc.	3,690,385	0.3
22,103		Boston Properties, Inc.	2,238,150	0.2
24,074	(2)	Brandywine Realty Trust	310,795	0.0
42,079		Brixmor Property Group, Inc.	851,258	0.1
5,556		Brookfield Property REIT, Inc.	99,730	0.0
13,400		Camden Property Trust	1,472,794	0.1
47,409	(1)	CBRE Group, Inc.	3,750,526	0.3
5,709		Coresite Realty Corp.	684,224	0.0
16,038		Corporate Office Properties Trust SBI MD	422,281	0.0
21,024		Cousins Properties, Inc.	743,198	0.0
27,441		CubeSmart	1,038,093	0.1
17,074		CyrusOne, Inc.	1,156,251	0.1
23,631		Douglas Emmett, Inc.	742,013	0.0
52,345		Duke Realty Corp.	2,194,826	0.1
20,578	(2)	Empire State Realty Trust, Inc.	229,033	0.0
10,573		EPR Properties	492,596	0.0
16,675		Equity Commonwealth	463,565	0.0
24,703		Equity Lifestyle Properties, Inc.	1,572,099	0.1
52,240		Equity Residential	3,741,951	0.3
9,267		Essex Property Trust, Inc.	2,519,141	0.2
18,232		Extra Space Storage, Inc.	2,416,652	0.2
10,752		Federal Realty Investment Trust	1,090,790	0.1
18,189		First Industrial Realty Trust, Inc.	832,874	0.1
30,866		Gaming and Leisure Properties, Inc.	1,309,644	0.1
30,876	(2)	Healthcare Trust of America, Inc.	851,560	0.1
76,631		Healthpeak Properties, Inc.	2,432,268	0.2
14,695		Highwoods Properties, Inc.	631,003	0.0
99,320		Host Hotels & Resorts, Inc.	1,673,542	0.1
5,572	(1)	Howard Hughes Corp.	530,064	0.0
21,459		Hudson Pacific Properties, Inc.	582,183	0.0
79,727		Invitation Homes, Inc.	2,550,467	0.2
40,630	(2)	Iron Mountain, Inc.	1,503,716	0.1
17,402		JBG SMITH Properties	553,210	0.0
7,315	(1)	Jones Lang LaSalle, Inc.	1,309,678	0.1
16,415		Kilroy Realty Corp.	1,077,316	0.1
58,673		Kimco Realty Corp.	1,100,119	0.1
12,208		Lamar Advertising Co.	1,146,575	0.1
10,354		Life Storage, Inc.	889,926	0.1
81,484		Medical Properties Trust, Inc.	1,733,980	0.1
16,184		Mid-America Apartment Communities, Inc.	2,336,322	0.2
24,576		National Retail Properties, Inc.	1,083,064	0.1
32,565		Omega Healthcare Investors, Inc.	1,192,856	0.1
20,538		Outfront Media, Inc.	448,345	0.0
26,541		Paramount Group, Inc.	268,860	0.0
33,387		Park Hotels & Resorts, Inc.	720,491	0.0
18,841		Rayonier, Inc.	607,622	0.0
53,148		Realty Income Corp.	3,374,898	0.2
23,936		Regency Centers Corp.	1,357,411	0.1
18,626		Rexford Industrial Realty, Inc.	938,750	0.1
46,484		Simon Property Group, Inc.	5,288,485	0.4
9,980	(2)	SL Green Realty Corp.	698,500	0.0
16,215		Spirit Realty Capital, Inc.	689,138	0.0
34,289		STORE Capital Corp.	1,148,682	0.1
15,032		Sun Communities, Inc.	2,255,401	0.2
41,617		UDR, Inc.	1,825,322	0.1
53,042		Ventas, Inc.	2,829,260	0.2
31,075		VEREIT, Inc.	1,200,117	0.1
75,959		VICI Properties, Inc.	2,145,082	0.1
24,925		Vornado Realty Trust	1,131,346	0.1
17,328		Weingarten Realty Investors	466,296	0.0
59,433		Welltower, Inc.	4,257,186	0.3
106,166		Weyerhaeuser Co.	3,779,510	0.3
24,731		WP Carey, Inc.	1,749,966	0.1
			102,483,245	7.1

		Utilities: 4.8%
93,936		AES Corp.	2,518,424	0.2
35,492		Alliant Energy Corp.	1,922,247	0.1
34,995		Ameren Corp.	2,847,193	0.2
25,756		American Water Works Co., Inc.	3,861,340	0.3
18,042	(2)	Atmos Energy Corp.	1,783,452	0.1
8,098	(2)	Avangrid, Inc.	403,361	0.0
71,569	(2)	Centerpoint Energy, Inc.	1,621,038	0.1
40,597		CMS Energy Corp.	2,485,348	0.2
48,764		Consolidated Edison, Inc.	3,647,547	0.3
27,303		DTE Energy Co.	3,635,121	0.2
50,836		Edison International	2,978,990	0.2
28,550		Entergy Corp.	2,839,869	0.2
31,775		Essential Utilities, Inc.	1,421,931	0.1
32,163		Evergy, Inc.	1,914,663	0.1
48,805		Eversource Energy	4,226,025	0.3
77,032		FirstEnergy Corp.	2,672,240	0.2
15,196		Hawaiian Electric Industries	675,158	0.0
7,155		Idacorp, Inc.	715,285	0.0
28,318		MDU Resources Group, Inc.	895,132	0.1
12,414		National Fuel Gas Co.	620,576	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

54,384		NiSource, Inc.	1,311,198	0.1
34,553		NRG Energy, Inc.	1,303,685	0.1
28,387		OGE Energy Corp.	918,603	0.1
188,147	(1)	PG&E Corp.	2,203,201	0.2
15,987		Pinnacle West Capital Corp.	1,300,543	0.1
109,525		PPL Corp.	3,158,701	0.2
71,818		Public Service Enterprise Group, Inc.	4,324,162	0.3
29,545		UGI Corp.	1,211,641	0.1
69,315		Vistra Corp.	1,225,489	0.1
44,898		WEC Energy Group, Inc.	4,202,004	0.3
74,715		Xcel Energy, Inc.	4,969,295	0.3
			69,813,462	4.8

	Total Common Stock
	(Cost $613,272,911)		1,443,529,579	99.4

EXCHANGE-TRADED FUNDS: 0.4%
80,828		iShares Russell Midcap Index Fund	5,975,614	0.4

	Total Exchange-Traded Funds
	(Cost $5,868,926)		5,975,614	0.4

	Total Long-Term Investments
	(Cost $619,141,837)		1,449,505,193	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
		Repurchase Agreements: 5.4%
4,654,660	(4)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $4,654,663, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,747,753, due 06/01/21-04/01/51)	4,654,660	0.3
3,250,900	(4)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $3,250,904, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $3,315,918, due 01/01/25-10/01/50)	3,250,900	0.2
3,285,642	(4)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $3,285,661, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $3,449,924, due 05/20/22-04/01/40)	3,285,642	0.2
18,961,883	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $18,961,893, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $19,341,121, due 04/15/21-02/20/71)	18,961,883	1.3
1,121,017	(4)	CF Secured LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,121,018, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.682%, Market Value plus accrued interest $1,143,438, due 04/22/21-06/20/69)	1,121,017	0.1
3,337,734	(4)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,337,739, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,404,498, due 04/13/21-02/15/48)	3,337,734	0.2
5,251,657	(4)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $5,251,664, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $5,356,691, due 07/01/22-03/01/51)	5,251,657	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

5,993,978	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $5,993,983, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $6,113,863, due 06/01/21-02/20/71)	5,993,978	0.4
12,267,639	(4)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $12,267,642, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $12,512,992, due 06/01/33-02/01/51)	12,267,639	0.8
3,818,184	(4)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,818,190, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $3,905,828, due 01/31/22-02/15/41)	3,818,184	0.3
1,208,108	(4)	Royal Bank of Canada, Repurchase Agreement dated 03/31/21, 0.20%, due 04/01/21 (Repurchase Amount $1,208,115, collateralized by various U.S. Government Securities, 0.441%-10.200%, Market Value plus accrued interest $1,263,138, due 01/15/22-09/01/40)	1,208,108	0.1
14,595,700	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $14,595,736, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,887,664, due 07/15/23-02/15/48)	14,595,700	1.0
1,485,183	(4)	Stonex Financial Inc., Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,485,185, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-9.000%, Market Value plus accrued interest $1,514,887, due 04/25/21-02/20/71)	1,485,183	0.1

	Total Repurchase Agreements
	(Cost $79,232,285)		79,232,285	5.4

Shares			Value	Percentage of Net Assets
		Mutual Funds(4): 0.8%
6,385,000	(4),(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	6,385,000	0.4
2,351,000	(4),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	2,351,000	0.2
2,351,000	(4),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	2,351,000	0.2
	Total Mutual Funds
	(Cost $11,087,000)		11,087,000	0.8

	Total Short-Term Investments
	(Cost $90,319,285)		90,319,285	6.2

	Total Investments in Securities (Cost $709,461,122)		$ 1,539,824,478	106.0
	Liabilities in Excess of Other Assets		(86,632,300)	(6.0)
	Net Assets		$ 1,453,192,178	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,443,529,579	$–	$–	$1,443,529,579
Exchange-Traded Funds	5,975,614	–	–	5,975,614
Short-Term Investments	11,087,000	79,232,285	–	90,319,285
Total Investments, at fair value	$1,460,592,193	$79,232,285	$–	$1,539,824,478
Liabilities Table
Other Financial Instruments+
Futures	$(16,554)	$–	$–	$(16,554)
Total Liabilities	$(16,554)	$–	$–	$(16,554)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	17	06/18/21	$4,429,010	$(16,554)
			$4,429,010	$(16,554)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $719,841,106.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$856,364,219
Gross Unrealized Depreciation	(36,397,401)
Net Unrealized Appreciation	$819,966,818